                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         PEGASUS INVESTMENTS, INC.
                 -------------------------------
   Address:      141 PORTLAND STREET, SUITE 300
                 -------------------------------
                 BOSTON, MA 02114
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ANDREW D. KOPPERL
         -------------------------------
Title:   MANAGING DIRECTOR
         -------------------------------
Phone:   (617) 367-8500
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ ANDREW D. KOPPERL                 BOSTON, MA         11/14/03
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0
                                        ---------------------------

Form 13F Information Table Entry Total:           78
                                        ----------------------------

Form 13F Information Table Value Total:         $57,305
                                        -----------------------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None.


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
COLUMN 1                                                  COLUMN 2                    COLUMN 3        COLUMN 4

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE
NAME OF ISSUER                                         TITLE OF CLASS                   CUSIP          (X1000)

-----------------------------------------------------------------------------------------------------------------------------------
AGCO CORP                                                   COM                        1084102           262

AT&T CORP                                                   COM                        1957505           203

ACCREDO HEALTH INC                                          COM                       00437V104          375

ACRES GAMING INC                                            COM                        4936100          1866

ADVANCEPCS                                                  COM                       00790K109         1641

AFFILIATED COMPUTER                                         COM                        8190100           302

AMERICAN EAGLE OUTFI                                        COM                       2.55E+109          159

AMERISOURCEBERGEN CO                                        COM                       3.07E+108          232

APPLIED MATLS INC                                           COM                       38222105           243

ARVINMERITOR INC                                            COM                       43353101           199

ASHANTI GOLDFIELDS LTD                                      COM                       43743202          1230

BISYS GROUP INC                                             COM                       55472104           145

BIOGEN INC                                                  COM                       90597105           749

CB BANCSHARES INC                                           COM                       124785106          278

C D W CORP                                                  COM                       12512N105          283

CAPITAL ONE FINL CORP                                       COM                       14040H105          205

CARDINAL HEALTH INC                                         COM                       14149Y108          263

CENDANT CORP                                                COM                       151313103          200

CEPHALON INC                                                COM                       156708109          308

CHATEAU CMNTYS INC                                          COM                       161726104         1690

CONCORD EFS INC                                             COM                       206197105         3292

CONNECTICUT BANCSHAR                                        COM                       207540105          804

COUNTRYWIDE FINANCIAL                                       COM                       222372104          250

CROWN AMERN RLTY TR                                         COM                       228186102         2053

D R HORTON INC                                              COM                       23331A109          262

DANA CORP                                                   COM                       235811106          948

DELTA AIR LINES INC                                         COM                       247361108          333

EMCOR GROUP INC                                             COM                       29084Q100          204

EXPRESS SCRIPTS INC                                         COM                       302182100          232

FIRST ESSEX BANCORP                                         COM                       320103104         1189

FOREST LABS INC                                             COM                       345838106          283

FRANKLIN FINL CORP TENN                                     COM                       353523202         1870

FURNITURE BRANDS INTL INC                                   COM                       360921100          207

GAYLORD ENTMT CO NEW                                        COM                       367905106          751

GENERAL MTRS CORP                                           COM                       370442105          315

GENESIS MICROCHIP INC                                       COM                       37184C103         1164

GEORGIA PAC CORP                                            COM                       373298108          206

HANCOCK JOHN FINL SVCS INC                                  COM                       41014S106         1522

HEADWATERS INC                                              COM                       42210P102          248

IDEC PHARMACEUTICALS                                        COM                       449370105          736

IGEN INC                                                    OPT                       4495369L7          401

INTEGRATED DEFENSE TECH                                     COM                       45819B101         1274

INVESTORS FINL SERVICES CORP                                COM                       461915100          251

JANUS CAP GROUP INC                                         COM                       47102X105          182

KING PHARMACEUTICALS                                        COM                       495582108          235

KOHLS CORP                                                  COM                       500255104          235

LEGATO SYS INC                                              COM                       524651106         1278

LEHMAN BROS HLDGS INC                                       COM                       524908100          249

LEXMARK INTL NEW                                            COM                       529771107          208

LIFEPOINT HOSPITALS                                         COM                       53219L109          233

LINCARE HLDGS INC                                           COM                       532791100          235

MORGAN STANLEY                                              COM                       617446448          267

MOUNTAINBANK FINL CO                                        COM                       6.25E+107          704

NEUBERGER BERMAN INC                                        COM                       641234109         2579

NEWHALL LAND & FARMING CO                                   COM                       651426108         1367

OFFICEMAX INC                                               COM                       67622M108         1450

OFFICE DEPOT INC                                            COM                       676220106          183

OVERTURE SVCS INC                                           COM                       69039R100          609

PACIFICARE HEALTH SYS                                       COM                       695112102          244

PEOPLESOFT INC                                              COM                       712713106         1317

PHARMACEUTICAL PROD                                         COM                       717124101          233

PRACTICEWORKS INC                                           COM                       739419109         1267

PRIORITY HEALTHCARE                                         COM                       74264T102          244

PULTE HOMES INC                                             COM                       745867101          245

RESOURCES BANKSHARES                                        COM                       76121R104          459

RIGHT MGMT CONSULTAN                                        COM                       766573109          226

ROADWAY CORP                                                COM                       769742107         2243

ROSLYN BANCORP INC                                          COM                       778162107         2360

SBC COMMUNICATIONS INC                                      COM                       78387G103          271

SPS TECHNOLOGIES INC                                        COM                       784626103         1215

ST FRANCIS CAP CORP                                         COM                       789374105         1856

SEARS ROEBUCK & CO                                          COM                       812387108          241

TMBR/SHARP DRILLING                                         COM                       87257P101         1941

TIDEWATER INC                                               COM                       886423102          212

TITAN CORP                                                  COM                       888266103         1745

TOLL BROTHERS INC                                           COM                       889478103          277

UNITED NATL BANCORP                                         COM                       910909100          824

VERIZON COMMUNICATIO                                        COM                       92343V104          243



COLUMN 1                                         COLUMN 5                  COLUMN 6      COLUMN 7               COLUMN 8

-----------------------------------------------------------------------------------------------------------------------------------
                                                  SHRS OR      SH/ PUT/     INVSTMT       OTHER             VOTING AUTHORITY
NAME OF ISSUER                                    PRN AMT      PRN CALL     DSCRETN      MANAGERS     SOLE      SHARED       NONE

-----------------------------------------------------------------------------------------------------------------------------------
AGCO CORP                                          15300          SH          SOLE                   15300

AT&T CORP                                           9400          SH          SOLE                    9400

ACCREDO HEALTH INC                                 13400          SH          SOLE                   13400

ACRES GAMING INC                                  163144          SH          SOLE                  163144

ADVANCEPCS                                         36000          SH          SOLE                   36000

AFFILIATED COMPUTER                                 6200          SH          SOLE                    6200

AMERICAN EAGLE OUTFI                               10700          SH          SOLE                   10700

AMERISOURCEBERGEN CO                                4300          SH          SOLE                    4300

APPLIED MATLS INC                                  13400          SH          SOLE                   13400

ARVINMERITOR INC                                   11200          SH          SOLE                   11200

ASHANTI GOLDFIELDS LTD                            117700          SH          SOLE                  117700

BISYS GROUP INC                                    11000          SH          SOLE                   11000

BIOGEN INC                                         19600          SH          SOLE                   19600

CB BANCSHARES INC                                   4533          SH          SOLE                    4533

C D W CORP                                          4900          SH          SOLE                    4900

CAPITAL ONE FINL CORP                               3600          SH          SOLE                    3600

CARDINAL HEALTH INC                                 4500          SH          SOLE                    4500

CENDANT CORP                                       10700          SH          SOLE                   10700

CEPHALON INC                                        6700          SH          SOLE                    6700

CHATEAU CMNTYS INC                                 56780          SH          SOLE                   56780

CONCORD EFS INC                                   240834          SH          SOLE                  240834

CONNECTICUT BANCSHAR                               15685          SH          SOLE                   15685

COUNTRYWIDE FINANCIAL                               3200          SH          SOLE                    3200

CROWN AMERN RLTY TR                               172500          SH          SOLE                  172500

D R HORTON INC                                      8000          SH          SOLE                    8000

DANA CORP                                          61449          SH          SOLE                   61449

DELTA AIR LINES INC                                25000          SH          SOLE                   25000

EMCOR GROUP INC                                     4800          SH          SOLE                    4800

EXPRESS SCRIPTS INC                                 3800          SH          SOLE                    3800

FIRST ESSEX BANCORP                                23366          SH          SOLE                   23366

FOREST LABS INC                                     5500          SH          SOLE                    5500

FRANKLIN FINL CORP TENN                            60514          SH          SOLE                   60514

FURNITURE BRANDS INTL INC                           8600          SH          SOLE                    8600

GAYLORD ENTMT CO NEW                               30550          SH          SOLE                   30550

GENERAL MTRS CORP                                   7700          SH          SOLE                    7700

GENESIS MICROCHIP INC                             103800          SH          SOLE                  103800

GEORGIA PAC CORP                                    8500          SH          SOLE                    8500

HANCOCK JOHN FINL SVCS INC                         45000          SH          SOLE                   45000

HEADWATERS INC                                     15400          SH          SOLE                   15400

IDEC PHARMACEUTICALS                               22200          SH          SOLE                   22200

IGEN INC                                             300          SH          SOLE                     300

INTEGRATED DEFENSE TECH                            75900          SH          SOLE                   75900

INVESTORS FINL SERVICES CORP                        8000          SH          SOLE                    8000

JANUS CAP GROUP INC                                13000          SH          SOLE                   13000

KING PHARMACEUTICALS                               15500          SH          SOLE                   15500

KOHLS CORP                                          4400          SH          SOLE                    4400

LEGATO SYS INC                                     14000          SH          SOLE                  114000

LEHMAN BROS HLDGS INC                               3600          SH          SOLE                    3600

LEXMARK INTL NEW                                    3300          SH          SOLE                    3300

LIFEPOINT HOSPITALS                                 9700          SH          SOLE                    9700

LINCARE HLDGS INC                                   6400          SH          SOLE                    6400

MORGAN STANLEY                                      5300          SH          SOLE                    5300

MOUNTAINBANK FINL CO                               21300          SH          SOLE                   21300

NEUBERGER BERMAN INC                               61600          SH          SOLE                   61600

NEWHALL LAND & FARMING CO                          34608          SH          SOLE                   34608

OFFICEMAX INC                                      54700          SH          SOLE                  154700

OFFICE DEPOT INC                                   13000          SH          SOLE                   13000

OVERTURE SVCS INC                                  23000          SH          SOLE                   23000

PACIFICARE HEALTH SYS                               5000          SH          SOLE                    5000

PEOPLESOFT INC                                     72400          SH          SOLE                   72400

PHARMACEUTICAL PROD                                 9700          SH          SOLE                    9700

PRACTICEWORKS INC                                  59007          SH          SOLE                   59007

PRIORITY HEALTHCARE                                11900          SH          SOLE                   11900

PULTE HOMES INC                                     3600          SH          SOLE                    3600

RESOURCES BANKSHARES                               15750          SH          SOLE                   15750

RIGHT MGMT CONSULTAN                               12500          SH          SOLE                   12500

ROADWAY CORP                                       46000          SH          SOLE                   46000

ROSLYN BANCORP INC                                100500          SH          SOLE                  100500

SBC COMMUNICATIONS INC                             12200          SH          SOLE                   12200

SPS TECHNOLOGIES INC                               27000          SH          SOLE                   27000

ST FRANCIS CAP CORP                                63054          SH          SOLE                   63054

SEARS ROEBUCK & CO                                  5500          SH          SOLE                    5500

TMBR/SHARP DRILLING                                11500          SH          SOLE                  111500

TIDEWATER INC                                       7500          SH          SOLE                    7500

TITAN CORP                                         83700          SH          SOLE                   83700

TOLL BROTHERS INC                                   9100          SH          SOLE                    9100

UNITED NATL BANCORP                                24800          SH          SOLE                   24800

VERIZON COMMUNICATIO                                7500          SH          SOLE                    7500